Stock-Based Compensation - Narrative (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration of SAR plan		2016-11
Vested awards		Awards vest ratably over four years with payment following the grant date fifth anniversary.
Awards vesting period		4 years
Expiration period of grants with no intrinsic value		5 years
Value of pre-2014 grants vested and expired	$ 0
Outstanding stock appreciation rights (in shares)		180,000
Weighted average grant date fair value (in dollars per share)		$ 8.10
Grants outstanding (in shares)		0
Compensation expense credits		$ 21,000	$ 219,000	$ 90,000
Aggregate SAR Plan liability		$ 5,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants outstanding (in shares)		0
Retention Phantom Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants outstanding (in shares)		0